RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji
Ctrip.com International, Ltd. (“Ctrip”)	Online travel services provider	Qi Ji is a director
UBOX International Holdings Co Limited (“UBOX”)	Vending machine operator	Qi Ji is a director
Lijiang Yibang Changchunteng Hotel Co Limited (“Yibang”)	Hotel	Joint venture of the Group

Amounts due from related parties
	As of December 31,
	2012	2013
UBOX	—	256
Yibang	—	402
Total	—	658

Amounts due to related party
	As of December 31,
	2012	2013
Ctrip	801	13,760

Related party transactions

	Year Ended December 31,
	2011	2012	2013
Rental expense — Suzhou Property	2,275	—	—
Commission expenses — Ctrip	7,962	10,945	17,128
Service fee—UBOX	—	—	847
Interest income—UBOX	—	—	1,373
Service fee—Yibang	—	—	199